UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period: August 31, 2014

Item 1. Reports to Stockholders.

Annual Report
August 31, 2014

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE US EQUITY FUND
Ticker: VUSE

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this Report relates to the operations of VIDI for the fiscal period ended August 31, 2014.

The Vident International Equity Index (the “Index”) methodology begins by creating a portfolio foundation that is risk-balanced, where countries – and the companies that comprise them – are assigned initial weightings based on the risks they pose.  All countries initially are equally weighted. However, in order to be truly risk-balanced, they are all then re-weighted according to the amount of risk that each country contributes to the overall portfolio. This, in essence, means that the risk is therefore more balanced across the portfolio, forming a more resilient “starting line.”

For the time period from the Fund’s inception in October of 2013 through the fiscal year end of August 31st, 2014 the Fund was up 4.73% at its mid-market price and 4.54% at NAV.

The largest positive contributor to return for the period was iPath MSCI India Index ETN (INP), gaining 28.22% and adding 0.53% to the return of the Fund.  The second largest contributor was Jazz Pharmaceuticals Plc. (JAZZ), gaining 79.55% contributing 0.24% to the return of the Fund for the period.  The third most positive contributor for the period was Hon Hai Precision Industry Co., Ltd. (HNHPF), gaining 51.49% and adding 0.17% to the return of the Fund.

The largest negative contributor to return for the period was Sberbank Russia OJSC Sponsered ADR (SBRCY), down 38.35% and detracting 0.19% from the return of the Fund. The second largest negative contributor was iShares MSCI Taiwan ETF (EWT), down 4.24% and detracting 0.13% from the return of the Fund. The third largest detractor to return for the period was Ecopetrol SA (EC), declining 27.21% and reducing the return of the Fund by 0.11%.

The best performing security in the Fund during the period was Jazz Pharmaceuticals Plc. (JAZZ), gaining 79.55% and contributing 0.24% to the return of the Fund.  The second best performing security in the Fund was Hon Hai Precision Industry Co., Ltd. (HNHPF), gaining 51.49% and contributing 0.17% to the return of the Fund.  The third best performing security for the period was Fisher & Paykel Healthcare Corporation Limited (FSPKF), returning 40.7% and contributing 0.16% to the return of the Fund.

The worst performing security in the Fund during the period was Sberbank Russia OJSC Sponsored ADR (SBRCY), declining 38.35% and detracting 0.19% from the return of the Fund. The second worst performing security was Ecopetrol SA (EC), down 27.21% and detracting 0.11% from the return of the Fund. The third worst performing security was Surgutneftegas OJSC Sponsored ADR (SGTZY), declining 20.00% and detracting 0.10% from the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

VIDI began distributing income to shareholders on a quarterly basis in December 2013 and continued its quarterly distributions in March 2014 and June 2014.

We appreciate your investment in the Vident International Equity Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Advisor to the Fund

VIDENT CORE US EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

Thank you for your investment in the Vident Core U.S. Equity Fund (the “Fund” or “VUSE”).  The information presented in this Report relates to the operations of VUSE for the fiscal period ended August 31, 2014.

As a reminder, the Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S.  Equity Strategy Index developed by Vident Financial, LLCTM (the “Index Provider”).  Unlike most traditional indices that weight issuers based on market capitalization, the Fund’s Strategy Index uses a risk-based assessment of issuers, together with factors related to their attractiveness based on evolving economic, market and valuation conditions. The Strategy Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

For the time period from the Fund’s inception in January of 2014 through the fiscal year end of August 31st, the Fund was up 7.35% at its mid-market price and 7.60% at NAV.

The largest positive contributor to the Fund was Green Plains Inc. (GPRE), gaining 103.18% and adding 0.26% to the return of the Fund.  The second largest contributor was Pilgrim’s Pride Corp. (PPC), gaining 81.25%.  The third most positive contributor for the period was NewField Exploration Co. (NFX), gaining 72.92% and contributing 0.19% to the return of the Fund.

The largest negative contributor was ITT Educational Services Inc. (ESI), down 68.14% and detracting 0.11% from the return of the Fund.  The second largest negative contributor was American Vanguard Corp. (AVD), down 47.46%, and the third largest negative contributor to the Fund was Alpha Natural Resources (ANR), down 45.76%.

The best performing security in the Fund during the period was Green Plains Inc. (GPRE), contributing 0.26% to the return of the Fund.  The second best performing security was NewField Exploration Co. (NFX), contributing 0.19% to the return of the Fund.  The third best performing security for the period was Kroger Co. (KR), contributing 0.17% to the overall return of the Fund.

The worst performing security in the Fund during the period was Comverse Inc. (CNSI), detracting 0.18% from the return of the Fund.  The second worst performing security was Liquidity Services Inc. (LQDT), detracting 0.15% from the return of the Fund.  The third worst performing security was ITT Educational Services Inc. (ESI), declining 68.14% and detracting 0.11% from the return of the Fund.

VUSE began distributing income on a quarterly basis in March of 2014 and continued its quarterly distribution in June of 2014.

We appreciate your investment in the Vident Core U.S. Equity Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Advisor to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedule of investments of this report.

Investments involve risk.  Principal loss is possible.  The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price.  Redemptions are limited and often commissions are charged on each trade.  VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  These risks are greater for investments in emerging markets.  A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries.  VIDI may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility  The performance of the funds may diverge from that of the Index.  Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index.  The Funds are not actively managed and may be affected by a general decline in market segments related to the index.  The Funds invest in securities included in, or representative of securities included in, the index, regardless of their investment merits.  Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies.  Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core US Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of US equity investing.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2014 (Unaudited)

	Percentage of		Percentage of
Country	Net Assets	Country	Net Assets
Australia	2.6%	Netherlands	2.9%
Austria	2.0%	New Zealand	2.4%
Belgium	2.5%	Peru	2.3%
Brazil	3.0%	Philippines	2.7%
Canada	3.0%	Poland	2.4%
Chile	2.3%	Republic of Korea	2.8%
China	3.6%	Russian Federation	2.1%
Colombia	2.4%	Singapore	3.6%
France	1.9%	South Africa	2.8%
Germany	2.4%	Spain	2.0%
Hong Kong	4.5%	Sweden	2.3%
India	3.6%	Switzerland	2.5%
Indonesia	3.5%	Taiwan	4.5%
Ireland	2.2%	Thailand	3.2%
Israel	2.4%	Turkey	1.8%
Italy	2.2%	United Kingdom	2.6%
Japan	4.7%	Cash and other assets
Malaysia	4.7%	in excess of liabilities	0.4%
Mexico	3.2%	Total	100.0%

VIDENT CORE US EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	13.1%
Consumer Staples	8.5%
Energy	11.7%
Financials	17.1%
Health Care	11.5%
Industrials	10.7%
Information Technology	18.4%
Materials	3.7%
Telecommunication Services	2.2%
Utilities	2.9%
Cash and other assets in excess of liabilities	0.2%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

Growth of $10,000
(Unaudited)

Average Annual Returns	Inception
Period Ended August 31, 2014	(10/29/13)
Vident International Equity Fund – NAV	4.54%
Vident International Equity Fund – Market	4.73%
Vident International Equity Index TR	5.46%
MSCI AC World Index ex USA – Net	5.71%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

VIDENT CORE US EQUITY FUND

Growth of $10,000
(Unaudited)

Since
Average Annual Returns	Inception
Period Ended August 31, 2014	(1/21/14)
Vident Core US Equity Fund – NAV	7.60%
Vident Core US Equity Fund – Market	7.35%
Vident Core US Equity Index TR	7.08%
MSCI US IMI Index – Net	8.88%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014

Shares	Security Description	Value

COMMON STOCKS – 95.7%

	Australia – 2.6%
334,798	Aurizon Holdings Ltd	$1,491,507
28,046	Australia & New Zealand Banking Group	875,652
66,031	BHP Billiton Ltd	2,261,429
15,666	Commonwealth Bank of Australia	1,189,815
15,809	CSL Ltd	1,090,678
132,607	Insurance Australia Group Ltd	801,299
42,068	National Australia Bank Ltd	1,382,989
46,575	Rio Tinto Ltd	2,724,328
258,293	Scentre Group*	827,429
246,010	Telstra Corporation Ltd	1,277,473
31,245	Wesfarmers Ltd	1,263,842
182,913	Westfield Corporation*	1,301,738
29,522	Westpac Banking Corporation	966,126
20,585	Woodside Petroleum Ltd	820,924
43,314	Woolworths Ltd	1,462,786
		19,738,015

	Austria – 2.0%
31,825	Andritz AG	1,702,775
52,847	BUWOG AG*	1,028,774
69,510	Erste Group Bank AG	1,783,736
31,635	Oesterreichische Post AG	1,481,033
54,922	OMV AG	2,121,655
50,579	Raiffeisen Bank International	1,295,943
145,800	Telekom Austria AG	1,364,014
84,567	Verbund AG+	1,656,760
17,904	Vienna Insurance Group AG	867,723
35,886	Voestalpine AG	1,539,534
42,565	Wienerberger AG	636,467
		15,478,414

	Belgium – 2.5%
13,907	Ageas	466,789
24,950	Anheuser-Busch InBev NV	2,771,821
85,602	Belgacom SA	3,052,072
49,568	Colruyt SA	2,364,227

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Belgium (Continued)
27,021	Delhaize Group SA	$1,883,510
16,286	Groupe Bruxelles Lambert SA	1,601,081
29,955	KBC Groep NV*	1,707,222
8,946	Solvay SA	1,407,620
23,797	UCB SA	2,304,469
34,087	Umicore SA+	1,648,901
		19,207,712

	Brazil – 1.9%
142,500	AMBEV SA	1,038,273
86,300	Banco do Brasil SA	1,340,089
85,600	BB Seguridade Participacoes SA	1,356,752
87,500	BRF SA	2,332,421
145,600	CCR SA	1,311,278
10,900	Cia Siderurgica Nacional SA	48,206
119,100	Cielo SA	2,243,134
193,000	Embraer SA	1,875,251
182,900	Petrol Brasileiros SA	1,917,652
131,200	Tim Participacoes SA	735,564
		14,198,620

	Canada – 3.0%
10,400	Bank Of Montreal*	800,206
17,500	Bank Of Nova Scotia*	1,159,478
5,818	Canadian Imperial Bank Of Commerce*	556,009
25,600	Canadian National Railway Company*+	1,838,595
29,673	Canadian Natural Resources Ltd*	1,293,298
60,700	Canadian Oil Sands Ltd*	1,307,453
32,900	Canadian Utilities Ltd*	1,184,315
26,459	Crescent Point Energy Corporation*+	1,095,057
1,900	Fairfax Financial Holdings Ltd*	875,489
51,900	Goldcorp, Inc.*	1,457,286
17,128	Intact Financial Corporation*	1,164,288
105,400	Manulife Financial Corporation*	2,127,775
23,800	National Bank Of Canada*	1,145,018
26,200	Pembina Pipeline Corporation*+	1,204,096
34,600	Potash Corp of Saskatchewan, Inc.*	1,215,280

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Canada (Continued)
30,700	Rogers Communications, Inc.+	$1,251,379
17,600	Royal Bank Of Canada*	1,307,415
47,700	Shaw Communications, Inc.*+	1,201,603
17,776	Toronto-Dominion Bank*	935,966
		23,120,006

	Chile – 2.3%
2,587,175	Aguas Andinas SA	1,618,197
1,332,403	Banco de Chile	164,382
19,134	Banco de Credito Inversiones	1,054,920
31,986,379	Banco Santande Chile	1,891,620
155,955	CAP SA	1,873,528
106,228	Compania Cervecerias Unidas SA	1,155,462
93,763,256	CorpBanca SA	1,161,733
1,213,848	Empresa Nacional de Electricidad SA	1,867,029
60,246	Empresas CMPC SA	151,950
7,340,381	Enersis SA	2,493,623
166,161	ENTEL Chile SA	1,924,235
76,767	Sociedad Quimica y Minera de CV	2,110,713
		17,467,392

	China – 3.6%
5,299,000	Agricultural Bank of China Ltd	2,447,780
352,022	Anhui Conch Cement Company Ltd	1,271,813
11,330	Baidu, Inc. – ADR*	2,430,512
4,445,305	Bank Of China Ltd	2,064,903
2,655,000	Bank Of Communication Company Ltd	1,938,994
3,427,000	China Construction Bank	2,547,019
623,275	China Life Insurance Company Ltd	1,789,391
183,000	China Mengniu Dairy Company Ltd	848,878
1,730,969	China Petroleum & Chemical Corporation	1,755,526
88,000	ENN Energy Holdings Ltd	621,674
93,655	Hongkong Land Holdings Ltd	641,537
13,600	Jardine Matheson Holdings Ltd	819,536
19,500	Jardine Strategic Holdings Ltd	709,800
2,500,000	PetroChina Company Ltd	3,548,364
191,844	Ping An Insurance Group Company of China Ltd	1,561,971

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	China (Continued)
129,600	Sands China Ltd	$844,485
625,000	Want Want China Holdings Ltd	774,995
193,600	Wynn Macau Ltd	741,920
		27,359,098

	Colombia – 2.4%
156,682	Almacenes Exito SA	2,664,213
121,864	Banco Davivienda SA	2,023,950
310,170	Cemex Latam Holdings SA*	3,068,224
107,639	Corp Financiera Colombiana SA	2,292,063
119,103	Ecopetrol SA	206,181
127,371	Gpo De Inversiones	2,924,441
162,529	Grupo Argos SA	2,012,224
63,742	Grupo Nutresa SA	951,121
1,357,791	Isagen SA ESP	2,028,843
		18,171,260

	France – 1.9%
10,246	Air Liquide SA	1,309,123
59,905	AXA SA	1,483,732
20,435	Cie De St-Gobain+	1,037,243
16,286	Danone	1,137,148
1,349	Essilor International SA	143,079
4,657	L’oreal SA	771,006
5,969	LVMH Moet Hennessy Louis Vuitton SA	1,035,669
52,720	Orange SA	798,011
9,107	Pernod Ricard SA	1,073,847
15,715	Sanofi	1,724,178
11,330	Schneider Electric SA	957,540
19,763	Total SA	1,303,321
12,390	Vinci SA	809,926
26,866	Vivendi SA	698,779
		14,282,602

	Germany – 2.4%
11,938	Adidas AG	894,730
6,785	Allianz SE	1,157,193
14,750	BASF SE	1,517,328

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Germany (Continued)
9,674	Bayer AG	$1,297,180
10,682	Bayerische Motoren Werke AG	1,243,562
16,520	Daimler AG	1,351,017
56,813	Deutsche Bank AG	1,943,882
26,482	Deutsche Post AG	865,903
100,554	Deutsche Telekom AG	1,503,567
46,978	E.ON SE	853,685
25,667	Fresenius SE & Company KGaA	1,252,221
4,677	Linde AG	925,801
21,827	SAP AG	1,697,840
13,450	Siemens AG	1,684,917
		18,188,826

	Hong Kong – 4.5%
144,000	AIA Group Ltd	785,956
106,500	Beijing Enterprise Holdings Ltd	917,955
63,000	Cheung Kong (Holdings) Ltd	1,148,625
184,000	Cheung Kong Infrastructure Holdings Ltd	1,328,353
20,000	China Merchant Holdings
	(International) Company Ltd	66,322
185,500	China Mobile Ltd	2,307,366
374,000	China Overseas Land & Investment Ltd	1,052,019
84,000	China Resources Enterprise Ltd	225,986
52,000	China Resources Land Ltd	119,029
340,000	China Resources Power Holdings Company Ltd	1,028,768
578,000	China Unicom (Hong Kong) Ltd	1,030,698
508,431	Fosun International Ltd	624,546
622,000	Global Brands Group*	143,661
193,000	Hang Lung Group Ltd	1,078,303
301,000	Hang Lung Properties Ltd	994,264
189,200	Henderson Land Development Company Ltd	1,253,594
43,500	Hengan International Group Company	463,903
626,000	Hong Kong & China Gas Company Ltd	1,420,001
61,500	Hong Kong Exchanges and Clearing Ltd	1,413,301
86,000	Hutchison Whampoa Ltd	1,118,548
4,594,000	Industrial & Commercial Bank of China	3,046,840
86,000	Kunlun Energy Company Ltd	142,038

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Hong Kong (Continued)
654,000	Lenovo Group Ltd	$999,137
622,000	Li & Fung Ltd	772,078
542,333	New World Development Company	685,784
588,000	Sino Land Company Ltd	1,039,425
1,107,500	Sinopec Engineering Group Company Ltd	1,263,256
761,000	Sun Art Retail Group Ltd+	908,284
77,000	Sun Hung Kai Properties Ltd	1,168,405
277,500	Techtronic Industries Company Ltd	846,817
158,000	Tencent Holdings Limited	2,578,951
80,000	Tingyi Cayman Island Holding Corporation	224,515
111,000	Wharf (Holdings) Ltd	867,943
185,000	Wheelock and Company Ltd	969,155
		34,033,826

	India – 1.5%
33,794	Axis Bank Ltd – GDR	1,122,637
32,300	ICICI Bank Ltd – ADR	1,728,050
17,800	Infosys Ltd – ADR	1,059,100
89,906	Larsen & Toubro Ltd+	2,260,237
87,271	Mahindra & Mahindra Ltd	2,033,414
44,856	Reliance Industries GDR	1,492,808
39,600	Tata Motors Ltd – ADR	1,908,324
		11,604,570

	Indonesia – 3.5%
13,173,700	Adaro Energy Tbk	1,480,950
2,985,200	Astra International Tbk PT	1,933,139
2,608,100	Bank Central Asia Tbk PT	2,497,176
1,917,500	Bank Mandiri Persero Tbk PT	1,700,711
2,657,100	Bank Negara Indonesia Persero	1,215,258
2,065,000	Bank Rakyat Indonesia Persero	1,950,694
211,253	Gudang Garam Tbk PT	975,222
413,600	Indocement Tunggal Prakarsa Tbk	857,431
1,759,300	Indofood Sukses Makmur Tbk PT	1,033,998
6,643,400	Kalbe Farma Tbk PT	942,769
11,360,800	Lippo Karawaci Tbk PT	1,039,201
772,400	Matahari Department Store Tbk	1,074,658

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Indonesia (Continued)
3,208,100	Perusahaan Gas Negara Persero	$1,590,680
1,947,400	PT XL Axiata Tbk	990,556
885,000	Semen Indonesia Persero Tbk PT	1,227,538
9,736,300	Telekomunikasi Indonesian Persero	2,218,187
2,701,800	Tower Bersama Infrustructure Tbk	1,818,908
393,500	Unilever Indonesia Tbk PT	1,043,671
509,000	United Tractors Tbk PT	963,826
		26,554,573

	Ireland – 2.2%
23,700	Alkermes PLC*	1,060,101
5,306,980	Bank Of Ireland*	2,112,862
129,339	CRH PLC+	2,987,648
109,118	Glanbia PLC	1,663,166
8,926	Jazz Pharmaceuticals PLC*	1,454,224
29,522	Kerry Group PLC	2,220,764
27,630	Paddy Power PLC	1,766,220
42,753	Ryanair Holdings PLC – ADR*	2,347,140
45,601	Smurfit Kappa Group PLC	1,034,480
		16,646,605

	Israel – 2.4%
257,386	Bank Hapoalim BM	1,458,125
421,746	Bank Leumi Le-Israel BM*	1,645,924
36,900	Check Point Software Technology Ltd*	2,620,638
21,818	Elbit Systems Ltd	1,298,276
91,116	Israel Chemicals Ltd	703,539
2,065	Israel Corporation Ltd*	1,163,494
6,521,227	Isramco Negev 2 LP*	1,390,173
14,400	Mellanox Technologies Ltd*	601,776
46,649	NICE Systems Ltd	1,802,274
8,429	Taro Pharmaceutical Industries Ltd*	1,358,418
77,658	Teva Pharmaceutical Industries Ltd	4,045,299
		18,087,936

	Italy – 2.2%
66,574	Assicurazioni Generali SpA	1,361,117
48,973	Atlantia SpA	1,243,211

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Italy (Continued)
322,047	Enel SpA	$1,703,625
116,082	Eni SpA	2,894,958
113,720	Fiat SpA*	1,111,708
486,752	Intesa Sanpaolo SpA	1,447,989
34,581	Luxottica Group SpA	1,847,052
37,165	Saipem SpA*	881,928
258,629	Snam SpA	1,504,076
1,087,889	Telecom Italia SpA*	1,251,474
167,294	Unicredit SpA	1,294,723
		16,541,861

	Japan – 4.7%
84,000	FUJIFILM Holdings Corporation	2,531,424
205,000	Hitachi Ltd.	1,549,642
3,900	Honda Motor Company	131,681
72,600	Hoya Corporation	2,346,268
147,993	Inpex Corporation	2,119,367
53,200	Japan Tobacco, Inc.	1,822,335
346,600	JX Holdings, Inc.	1,781,553
56,086	Kao Corporation	2,417,663
4,500	Kddi Corporation	259,460
30,700	Lawson, Inc.	2,204,133
514,800	Mitsubishi UFJ Financial Group, Inc.	2,959,809
36,952	Nippon Telephone and Telegraph Corporation	2,478,975
12,800	Oriental Land Company Ltd	2,490,615
80,200	Otsuka Holdings Company Ltd	2,915,242
96,800	Panasonic Corporation	1,182,496
61,400	Seven & I Holdings Company Ltd	2,462,314
1,200	SoftBank Corporation	86,570
24,400	Sumitomo Electric Industries Ltd	357,165
225,000	Tokyo Gas Company Ltd.	1,277,836
17,200	Toyota Motor Corporation	979,976
64,300	Toyota Tsusho Corporation	1,696,415
		36,050,939

	Malaysia – 4.7%
894,600	AMMB Holdings Bhd	1,895,916
968,800	Axiata Group Bhd	2,130,008

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Malaysia (Continued)
67,300	Felda Global Ventures Holdings Bhd	$81,563
1,293,800	Gamuda Bhd	1,982,568
1,572,000	Genting Malaysia Bhd	2,249,277
1,501,400	IHH Healthcare Bhd	2,324,502
799,200	IJM Corporation Bhd	1,648,096
1,097,000	IOI Corporation Bhd	1,663,598
940,800	Malayan Banking Bhd	3,014,619
445,940	Public Bank Bhd	2,727,704
589,700	RHB Capital Bhd	1,715,593
769,400	Sapurakencana Petroleum Bhd	1,030,098
1,190,100	Sime Darby Bhd	3,571,810
1,108,600	Telekom Malaysia Bhd	2,236,896
683,600	Tenaga Nasional Bhd	2,684,952
1,973,400	UEM Sunrise Bhd	1,202,071
920,800	UMW Holdings Bhd	3,610,751
		35,770,022

	Mexico – 3.2%
600,774	Alfa SAB De CV	1,939,678
2,535,300	America Movil SAB de CV	3,115,627
472,000	Arca Continental SAB De CV	3,465,081
250,800	Coca-Cola FEMSA SAB de CB	2,733,018
457,600	Grupo Bimbo SAB de CV	1,448,027
313,000	Grupo Financiero Banorte SAB de CV	2,206,624
509,500	Grupo Financiero Santander Mexico SAB de CV	1,533,166
884,500	Grupo Mexico SAB de CV	3,223,005
693,000	Kimberly-Clark de Mexico SAB de CV	1,860,648
952,000	Wal-Mart de Mexico SAB de CV	2,585,890
		24,110,764

	Netherlands – 2.9%
165,641	Aegon NV	1,309,353
24,505	Akzo Nobel NV	1,731,958
177,654	CNH Industrial NV	1,542,970
28,046	European Aeronautic Defence
	and Space Company EADS N.V.	1,724,822
21,145	Heineken NV	1,608,672

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Netherlands (Continued)
173,200	ING Groep NV*	$2,381,597
107,963	Koninklijke Ahold NV+	1,844,163
20,190	Koninklijke DSM NV	1,348,194
614,904	Koninklijke KPN NV*	2,040,092
70,584	Koninklijke Philips NV	2,150,741
62,735	Reed Elsevier NV	1,430,179
72,491	Unilever NV	3,013,235
1,300	Yandex NV*	36,959
		22,162,935

	New Zealand – 2.4%
648,065	Auckland International	1,989,409
734,723	Fisher & Paykel Healthcare Corporation	3,146,539
207,566	Fletcher Building Ltd	1,597,289
927,261	Mighty River Power NPV+	1,869,212
242,166	Ryman Healthcare Ltd	1,632,630
340,795	Sky Network Television Ltd	1,881,381
587,665	SKYCITY Entertainment Group Ltd	1,858,066
1,060,322	Telecom Corp Of New Zealand Ltd	2,603,067
591,479	Trade Me Group Ltd	1,830,546
		18,408,139

	Peru – 2.3%
872,169	Alicorp SAA	2,397,737
425,884	BBVA Banco Continental SA	726,152
268,297	Cementos Pacasmayo SAA	499,903
32,300	Credicorp Ltd	5,008,761
2,811,758	Ferreycorp SAA	1,700,202
448,972	Grana y Montero SA	1,472,634
71,316	Intercorp Financial Services, Inc.	2,235,757
1,537,015	Union Andina de Cementos SAA	1,718,301
5,186,751	Volcan Cia Minera SAA	2,042,243
		17,801,690

	Philippines – 2.7%
1,439,400	Alliance Global Group, Inc.	812,139
106,200	Ayala Corporation	1,706,264

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Philippines (Continued)
2,075,100	Ayala Land, Inc.	$1,570,603
630,991	BDO Unibank, Inc.	1,309,740
61,920	GT Capital Holdings, Inc.	1,334,972
563,050	International Container Terminal Services, Inc.	1,457,990
1,333,020	JG Summit Holdings, Inc.	1,573,025
60,650	Manila Electric Company	352,493
12,511,843	Metro Pacific Investments Corporation	1,477,890
43,150	Philippine Long Distance Telephone Company	3,414,392
347,516	Security Bank Corporation	1,009,072
93,830	SM Investments Corporation	1,661,394
2,669,100	SM Prime Holdings Ltd	990,505
388,050	Universal Robina Corporation	1,446,287
		20,116,766

	Poland – 2.4%
147,254	Asseco Poland SA	1,944,721
25,472	Bank Handlowy w Warszawie SA	910,581
32,767	Bank Pekao SA+	1,842,469
7,903	Bank Zachodni WBK SA	914,177
193,249	Cyfrowy Polsat SA	1,543,965
106,370	Eurocash SA	1,145,745
13	LPP SA	34,499
45,423	Lubelski Wegiel Bogdanka SA+	1,652,158
248,536	PGE SA	1,692,368
1,180,085	Polskie Gornictwo Naftowe i Gazownictwo SA	1,797,972
196,873	Powszechna Kasa Oszczednosci Bank Polski SA	2,351,080
626,998	Telekomunikacja Polska SA	2,102,424
		17,932,159

	Republic of Korea – 2.8%
690	Amorepacific Corporation	1,435,870
11	E-Mart Company Ltd	2,647
42,833	Hana Financial Group, Inc.	1,797,469
57,990	KB Financial Group, Inc.	2,376,335
33,243	Kia Motors Corporation	2,006,481
23,124	Korea Electric Power Corporation	962,407
6,290	LG Chem Ltd	1,671,833

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Republic of Korea (Continued)
2,226	LG Household & Health Care Ltd	$1,126,227
1,122	Naver Corporation	849,841
36,284	Samsung Electro-Mechanics Company Ltd	1,964,586
660	Samsung Electronics Company Ltd	803,235
3,276	Samsung Fire & Marine Insurance Company Ltd	896,583
8,727	Samsung Life Insurance Company Ltd	916,638
13,065	Samsung Sdi	1,952,116
26,555	SK Hynix, Inc.*	1,189,010
3,460	SK Telecom Company Ltd	931,584
		20,882,862

	Russian Federation – 2.1%
492,224	Gazprom OAO	3,519,402
2,337	LUKOIL OAO	130,288
27,670	Magnit OJSC	1,610,394
11,300	Mobile Telesystems OJSC – ADR	208,485
58	NovaTek OAO	5,835
369,257	Rosneft Oil OJSC	2,254,683
374,995	Sberbank Of Russia	3,056,209
544,375	Surgutneftegas OAO	3,767,075
42,454	Tatneft OAO	1,575,043
		16,127,414

	Singapore – 3.1%
31,400	Avago Technologies Ltd	2,577,626
93,000	City Developments Ltd	746,800
898,000	ComfortDelGro Corporation Ltd	1,804,555
224,000	DBS Group Holdings Ltd	3,213,706
983,000	Genting Singapore PLC	960,138
2,087,000	Golden Agri-Resources Ltd	852,144
2,360,000	Hutchison Port Holdings Trust	1,699,200
22,000	Jardine Cycle & Carriage Ltd	793,659
935,000	Noble Group Ltd	1,018,054
222,000	Sembcorp Industries Ltd	910,004
290,000	Sembcorp Marine Ltd	919,419
313,000	Singapore Exchange Ltd	1,824,298
633,000	Singapore Press Holdings Ltd	2,103,158

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Singapore (Continued)
372,000	Singapore Technologies Engineering Ltd	$1,090,044
590,000	Singapore Telecommunications Ltd	1,837,476
368,000	Wilmar International Ltd	931,012
		23,281,293

	South Africa – 2.7%
137,670	Anglogold Ashanti Ltd*	2,336,824
78,452	Barclays Africa Group Ltd	1,225,223
47,537	Bidvest Group Ltd	1,253,778
15,665	Imperial Holdings Ltd	279,338
472	Kumba Iron Ore Ltd	14,094
100,182	MTN Group Ltd	2,263,951
22,673	Naspers Ltd	2,881,397
42,997	Nedbank Group Ltd	921,919
71,543	Remgro Ltd	1,633,256
239,517	Sanlam Ltd	1,482,069
40,182	Sasol Ltd	2,329,190
96,420	Standard Bank Group Ltd	1,247,483
249,357	Steinhoff International Holdings	1,227,586
40,080	Vodacom Group Ltd+	482,294
135,069	Woolworths Holdings Ltd	1,006,219
		20,584,621

	Spain – 2.0%
40,305	Abertis Infraestructuras SA	847,874
48,748	Amadeus It Holding SA	1,812,693
144,249	Banco Bilbao Vizcaya Argentari	1,745,636
296,493	Banco de Sabadell SA	933,431
152,876	Banco Popular Espanol SA	954,345
282,592	Banco Santander SA	2,818,271
150,937	Iberdrola SA	1,107,644
70,770	Inditex	2,050,401
47,269	Repsol SA	1,173,247
133,089	Telefonica SA	2,110,720
		15,554,262

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Sweden – 2.3%
22,114	Assa Abloy AB	$1,117,209
215,100	Ericsson AB	2,682,114
61,559	Hennes & Mauritz AB	2,618,520
43,253	Hexagon AB	1,414,692
27,190	Investor AB	1,007,577
61,570	Nordea Bank AB	802,522
129,037	Sandvik AB	1,608,981
56,555	Skandinaviska Enskilda Banken AB	738,369
46,033	Svenska Cellulosa AB SCA	1,106,491
13,241	Svenska Handelsbanken AB	620,632
28,046	Swedbank AB	714,267
192,465	Teliasonera AB	1,404,402
128,844	Volvo AB	1,538,367
		17,374,143

	Switzerland – 2.5%
3,985	ABB Ltd	90,417
12,192	Cie Financiere Richemont SA	1,162,692
59,244	Credit Suisse Group AG	1,670,099
190,197	Glencore Xstrata PLC	1,144,289
42,582	Nestle SA	3,304,796
36,851	Novartis AG	3,305,571
10,223	Roche Holdings AG	2,980,989
2,469	Swiss Re AG	202,377
5,647	Syngenta AG	2,026,781
107,654	UBS AG	1,930,162
4,221	Zurich Insurance Group AG	1,273,588
		19,091,761

	Taiwan – 4.5%
1,121,450	Cathay Financial Holding Company Ltd	1,913,449
3,618,960	China Steel Corporation	3,123,707
1,057,953	Chunghwa Telecom Company Ltd	3,288,130
264,000	Delta Electronics, Inc.	1,854,770
4,209,830	First Financial Holding Company Ltd	2,605,572
835,000	Formosa Petrochemical Corporation	2,109,115
1,215,200	Hon Hai Precision Industry Company	4,146,816

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Taiwan (Continued)
48,000	Mediatek, Inc.	$802,128
1,930,065	Pou Chen Corporation	2,230,934
4,104,450	Taiwan Cooperative Financial Holdings	2,293,181
817,000	Taiwan Mobile Company Ltd	2,604,844
1,263,000	Taiwan Semiconductor Manufacturing Company Ltd	5,239,524
1,650,000	Teco Electric & Machinery Company	2,075,576
		34,287,746

	Thailand – 3.2%
28,300	Advanced Info Service PCL	185,182
173,300	Airports Of Thailand PCL	1,285,914
12,200	Bangkok Bank PCL	78,303
1,343,200	Bank Of Ayudhya PCL	2,113,206
1,458,100	Banpu PCL+	1,472,252
188,400	BEC World PCL	280,182
156,800	Big C Supercenter PCL	1,178,209
5,177,100	BTS Group Holdings PCL	1,564,152
889,300	Central Pattana PCL	1,343,416
1,181,000	Charoen Pokphand Foods PCL	1,090,780
51,800	CP ALL PCL	77,035
794,300	Delta Electronics Thailand PCL	1,616,453
354,000	Kasikornbank PCL+	2,493,738
2,629,200	Krung Thai Bank PCL	1,934,446
3,627,860	Land & Houses PCL	1,238,061
14,100	PTT Exploration & Production PCL	72,619
19,300	PTT PCL	193,967
47,158	Shin Corporation PCL	101,506
157,000	Siam Cement PCL+	2,162,805
13,500	Siam Commercial Bank PCL	79,039
4,368,000	Thai Beverage PLC	2,482,911
665,700	Thai Oil PCL	1,078,584
		24,122,760

	Turkey – 1.7%
88,744	Anadolu Efes Biracilik Ve Malt*+	1,178,327
82,545	BIM Birlesik Magazalar AS	1,939,989
24,028	Coca Cola Icecek AS	566,934

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Turkey (Continued)
23,448	Enka Insaat ve Sanayi AS	$58,688
790,609	Eregli Demir ve Celik Fabrikal	1,536,228
185,820	Haci Omer Sabanci Holding AS	859,681
106,676	Tav Havalimanlari Holding AS	885,882
31,823	Tupras Turkiye Petrol Rafineri	747,910
9,781	Turk Hava Yollari*	30,997
339,419	Turkcell Iletisim Hizmetleri AS*	1,986,422
276,695	Turkiye Garanti Bankasi AS	1,084,250
103,347	Turkiye Halk Bankasi AS	757,830
470,343	Yapi ve Kredi Bankasi AS+	1,046,657
		12,679,795

	United Kingdom – 2.6%
49,686	Anglo American PLC	1,262,029
14,420	AstraZeneca PLC	1,093,302
6,776	BG Group PLC	135,158
299,051	BP PLC	2,391,226
17,702	Centrica PLC	93,864
74,098	Compass Group PLC	1,204,911
25,422	DCC PLC	1,509,215
2,692	Diageo PLC	79,349
30,048	HSBC Holdings PLC	325,242
275,603	Legal & General Group PLC	1,105,871
89,176	National Grid PLC	1,330,919
10,646	Next PLC	1,253,957
13,481	Reckitt Benckiser Group PLC	1,174,966
78,562	Reed Elsevier PLC	1,281,413
3,284	Rolls-Royce Holdings PLC*	55,664
60,129	Royal Dutch Shell PLC	2,540,978
22,626	SSE PLC	570,195
43,130	Unilever PLC	1,903,889
5,855	WPP PLC	122,765
		19,434,913
	TOTAL COMMON STOCKS
	(Cost $668,408,580)	726,456,300

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares/
Principal	Security Description	Value

EXCHANGE TRADED NOTES – 2.1%

	India – 2.1%
215,794	iPath MSCI India Index ETN*	$15,483,220
	TOTAL EXCHANGE TRADED NOTES
	(Cost $11,878,869)	15,483,220

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.6%

3,008,992	Citigroup Global Markets Inc. – 0.060%, dated
	08/29/2014, matures 09/02/2014, repurchase price
	$3,009,012 (collateralized by various government
	agency obligations: Total value $3,069,172)^	3,008,992
3,008,992	HSBC Securities USA Inc. – 0.040%, dated 08/29/2014,
	matures 09/02/2014, repurchase price $3,009,002
	(collateralized by various government agency
	obligations: Total value $3,069,172)^	3,008,992
4,668,954	Merrill Lynch, Pierce, Fenner & Smith Inc. – 0.050%,
	dated 08/29/2014, matures 09/02/2014, repurchase
	price $4,668,973 (collateralized by various government
	agency obligations: Total value $4,762,333)^	4,668,954
4,668,954	Mizuho Securities Inc. – 0.060%, dated 08/29/2014,
	matures 09/02/2014, repurchase price $4,668,977
	(collateralized by various government agency
	obligations: Total value $4,762,333)^	4,668,954
4,668,954	Morgan, Stanley & Company – 0.060%, dated
	08/29/2014, matures 09/02/2014, repurchase price
	$4,668,977 (collateralized by various government
	agency obligations: Total value $4,762,333)^	4,668,954
	TOTAL GOVERNMENT AGENCY
	REPURCHASE AGREEMENTS
	(Cost $20,024,846)	20,024,846

GOVERNMENT NOTES & BONDS
REPURCHASE AGREEMENTS – 0.1%

35,081	JP Morgan Securities LLC – 0.040%, dated
	08/29/2014, matures 09/02/2014, repurchase price
	$35,081 (collateralized by various government
	notes & bonds: Total value $35,783)^	35,081
	TOTAL GOVERNMENT NOTES & BONDS
	REPURCHASE AGREEMENTS (Cost $35,081)	35,081

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares/
Principal	Security Description	Value

PREFERRED STOCKS – 1.1%

	Brazil – 1.1%
129,201	Banco Bradesco SA	$2,364,694
241,600	Cia Energetica de Minas Gerais	2,060,373
21,693	Companhia Brasileira de
	Distribuicao Grupo de Acucar	1,104,952
142,120	Itau Unibanco Holdings SA	2,570,667
15,700	Telefonica Brasil SA	334,760
8,900	Vale SA	103,413
	TOTAL PREFERRED STOCKS
	(Cost $6,088,743)	8,538,859

REAL ESTATE INVESTMENT TRUSTS – 0.7%

	Singapore – 0.5%
742,878	CapitaCommercial Trust	1,011,082
794,000	CapitaMall Trust	1,271,366
806,000	Suntec Real Estate Investment Trust+	1,177,655
		3,460,103

	South Africa – 0.1%
245,628	Growthpoint Properties Ltd	580,319

	Turkey – 0.1%
891,772	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,122,193
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $4,390,837)	5,162,615

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares/
Principal	Security Description	Value

SHORT-TERM INVESTMENTS – 0.0%
259,697	Short Term Investment Trust
	Liquid Assets Portfolio, 0.06% (a)	$259,697
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $259,697)	259,697
	TOTAL INVESTMENTS – 102.3%
	(Cost $711,086,653)	775,960,618
	Liabilities in Excess of Other Assets – (2.3%)	(17,862,202)
	NET ASSETS – 100.0%	$758,098,416

(a)	Annualized seven-day yield as of August 31, 2014.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of August 31, 2014. Total value of securities out on loan is $17,510,157.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $20,059,927 as of August 31, 2014.
ADR	American Depository Receipt
GDR	Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014

Shares	Security Description	Value

COMMON STOCKS – 95.3%

	Consumer Discretionary – 13.1%
5,588	Abercrombie & Fitch Company	$233,578
10,354	American Public Education, Inc.*	314,347
6,150	ANN, Inc.*	254,856
11,029	Apollo Education Group, Inc.*	306,275
2,576	Autoliv, Inc.	267,105
10,970	Best Buy, Inc.	349,833
6,560	Big Lots, Inc.	304,056
6,397	Bob Evans Farms, Inc.	277,758
19,263	Bridgepoint Education, Inc.*	242,136
7,246	Brown Shoe, Inc.	216,221
6,100	Buckle, Inc.	299,998
14,601	Cablevision Systems Corporation	270,265
4,275	Capella Education Company	278,345
9,172	Carnival Corporation	347,435
17,316	Chico’s FAS, Inc.	273,593
8,090	Coach, Inc.	297,955
6,905	Comcast Corporation	377,911
10,143	Core-Mark Holding Company, Inc.	488,487
3,768	Cracker Barrel Old Country Store, Inc.	378,345
6,722	Dana Holding Corporation	156,152
8,929	DeVry Education Group, Inc.	383,322
7,064	Dicks Sporting Goods, Inc.	318,375
2,155	Dillards, Inc.	246,360
5,803	Drew Industries, Inc.	257,595
8,603	DSW, Inc.	266,177
8,788	Ethan Allen Interiors, Inc.	221,721
15,930	Express, Inc.*	276,226
6,812	Family Dollar Stores, Inc.	543,802
9,312	Finish Line, Inc.	275,915
4,880	Foot Locker, Inc.	273,817
2,146	Fossil Group, Inc.*	217,368
30,750	Francescas Holdings Corporation*	430,500
20,217	Fred’s, Inc.	287,688
8,234	Gamestop Corporation	347,475
6,465	Garmin Ltd	351,243
7,913	General Motors Company	275,372

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
3,188	Genesco, Inc.*	$252,808
4,219	Genuine Parts Company	370,175
9,172	Guess?, Inc.	214,992
11,994	H&R Block, Inc.	402,159
9,584	International Speedway Corporation	320,968
5,854	John Wiley & Sons, Inc.	350,947
12,242	K12, Inc.*	230,517
7,161	Kohls Corporation	420,995
2,771	Lear Corporation	280,231
8,122	Leggett & Platt, Inc.	285,001
4,615	Macy’s, Inc.	287,468
4,376	Marriott Vacations Worldwide Corporation*	260,766
9,259	Mattel, Inc.	319,343
7,441	McDonalds Corporation	697,371
7,300	Meredith Corporation	340,034
14,683	Modine Manufacturing Company*	208,792
3,926	Nordstrom, Inc.	271,876
28,532	Penn National Gaming, Inc.*	322,126
5,980	PetSmart, Inc.	427,989
12,601	Pier 1 Imports, Inc.	198,592
1,689	Ralph Lauren Corporation	285,779
23,863	Regis Corporation	360,570
5,885	Ross Stores, Inc.	443,847
7,730	Scholastic Corporation	270,859
7,003	Select Comfort Corporation*	156,657
22,527	Smith & Wesson Holding Corporation*	249,374
12,897	Stage Stores, Inc.	225,311
5,271	Standard Motor Products, Inc.	198,242
8,272	Starz*	258,831
16,206	Stein Mart, Inc.	201,765
9,466	Steiner Leisure Ltd*	402,494
5,756	Strayer Education, Inc.*	349,504
5,456	Sturm, Ruger & Company, Inc.	275,037
14,705	Superior Industries International, Inc.	286,012
2,683	Tenneco, Inc.*	171,927
7,545	The Gap, Inc.	348,202

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
5,163	Tower International, Inc.*	$173,115
1,963	TRW Automotive Holdings Corporation*	189,017
4,013	Tupperware Brands Corporation	293,992
17,700	Vera Bradley, Inc.*	363,204
18,655	Weight Watchers International, Inc.	460,592
1,575	Whirlpool Corporation	241,007
3,964	Williams-Sonoma, Inc.	260,712
		23,836,807

	Consumer Staples – 8.5%
16,110	Altria Group, Inc.	694,019
13,330	Archer Daniels Midland Company	664,634
12,680	Coca-Cola Bottling Company Consolidated	942,885
8,713	CVS Caremark Corporation	692,248
14,723	Dr Pepper Snapple Group, Inc.	926,371
22,236	Fresh Del Monte Produce, Inc.	710,218
21,421	Fresh Market, Inc.*	714,390
5,495	Herbalife Ltd	280,135
6,128	Ingredion, Inc.	488,769
15,713	Kraft Foods Group, Inc.	925,496
5,457	Nu Skin Enterprises, Inc.	244,037
8,903	Pilgrim’s Pride Corporation*	265,933
21,423	Safeway, Inc.	745,092
6,724	Sanderson Farms, Inc.	627,484
182	Seaboard Corporation*	527,663
25,257	Sysco Corporation	955,472
8,441	The J.M. Smucker Company	866,047
13,844	The Kroger Company	705,767
17,359	Tyson Foods, Inc.	660,683
11,246	Universal Corporation	593,339
5,424	Usana Health Sciences, Inc.*	396,115
17,853	Wal-Mart Stores, Inc.	1,347,901
12,902	Whole Foods Market, Inc.	504,984
		15,479,682

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Energy – 11.7%
7,659	Baker Hughes, Inc.	$529,543
21,639	Chesapeake Energy Corporation	588,581
10,270	Chevron Corporation	1,329,451
46,971	Cloud Peak Energy, Inc.*	737,914
13,473	ConocoPhillips	1,094,277
6,420	CVR Energy, Inc.	318,625
31,218	Denbury Resources, Inc.	537,574
22,385	Diamond Offshore Drilling, Inc.	983,597
10,133	Exterran Holdings, Inc.	472,502
8,521	Geospace Technologies Corporation*	350,383
14,912	Green Plains Renewable Energy, Inc.	666,417
12,682	Gulfmark Offshore, Inc.	509,943
6,286	Hess Corporation	635,515
11,061	HollyFrontier Corporation	553,382
71,726	ION Geophysical Corporation*	247,455
50,102	Key Energy Services, Inc.*	315,643
14,395	Marathon Oil Corporation	600,128
6,853	Marathon Petroleum Corporation	623,691
13,455	Nabors Industries Ltd	366,111
6,698	National Oilwell Varco, Inc.	578,908
13,296	Newfield Exploration Company*	595,927
27,715	Newpark Resources, Inc.*	341,726
21,772	Northern Oil & Gas, Inc.*	366,858
8,538	Occidental Petroleum Corporation	885,647
7,214	Oil States International, Inc.*	465,664
62,583	Parker Drilling Company*	393,021
11,768	Patterson-UTI Energy, Inc.	406,467
27,897	PBF Energy, Inc.	792,554
33,044	Peabody Energy Corporation	524,739
16,304	Pioneer Energy Services Corporation*	250,755
7,553	REX American Resources Corporation*	806,887
7,607	SM Energy Company	677,327
11,739	Superior Energy Services, Inc.	420,726
30,826	Swift Energy Company*	349,875
18,806	Tesco Corporation	399,063
20,351	Transocean Ltd	786,566

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Energy (Continued)
9,520	Valero Energy Corporation	$515,413
22,945	W&T Offshore, Inc.	342,339
		21,361,194

	Financials – 12.6%
2,977	ACE Ltd	316,544
3,963	Aflac, Inc.	242,694
5,102	Allstate Corporation	313,722
4,801	American Financial Group, Inc.	287,916
3,143	American International Group, Inc.	176,197
2,760	American National Insurance Company	314,198
5,742	Argo Group International Holdings Ltd	302,259
6,786	Arlington Asset Investment Corporation	192,858
9,678	Aspen Insurance Holdings Ltd	411,509
10,863	Associated Banc Corporation	197,489
4,127	Assurant, Inc.	275,477
15,775	Astoria Financial Corporation	206,179
8,161	AXIS Capital Holdings Ltd	393,523
9,144	Bank Of America Corporation	147,127
6,378	BB&T Corporation	238,091
2,211	Capital One Financial Corporation	181,435
40,748	Capitol Federal Financial, Inc.	503,238
11,668	Cardinal Financial Corporation	208,507
7,410	Cash America International, Inc.	330,782
7,490	Chemical Financial Corporation	212,491
6,284	Cincinnati Financial Corporation	302,198
5,733	CNA Financial Corporation	222,268
7,133	Community Trust Bancorp, Inc.	253,364
14,549	Compass Diversified Holdings	267,265
58,707	Cowen Group, Inc.*	240,112
4,442	Erie Indemnity Company	339,857
2,296	Everest Re Group Ltd	376,177
23,032	EZCORP, Inc.*	244,830
15,554	F.N.B. Corporation	192,248
4,463	FBL Financial Group, Inc.	209,002
9,194	Fifth Third Bank	187,604

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
9,872	First American Financial Corporation	$279,871
34,010	First Bancorp*	177,192
20,603	First Commonwealth Financial Corporation	182,543
11,902	First Financial Bancorp	197,692
15,888	First Horizon National Corporation	193,198
29,157	First Niagara Financial Group, Inc.	253,666
17,533	Fulton Financial Corporation	202,243
8,763	Genworth Financial, Inc.*	124,347
7,047	Hancock Holding Company	234,242
4,178	Hartford Financial Services Group, Inc.	154,795
6,189	HCC Insurance Holdings, Inc.	310,317
7,571	Horace Mann Educators Corporation	225,616
3,952	Infinity Property & Casualty Corporation	270,238
3,422	JPMorgan Chase & Company	203,438
6,312	Kemper Corporation	229,441
13,004	KeyCorp	176,984
3,528	Legg Mason, Inc.	174,001
9,788	Main Street Capital Corporation	318,697
9,829	MBIA, Inc.*	102,517
7,426	Mercury General Corporation	380,434
3,161	Metlife, Inc.	173,033
4,662	Morgan Stanley	159,953
19,089	National Bank Holdings Corporation	387,889
11,352	National Interstate Corporation	317,856
16,981	National Penn Bancshares, Inc.	169,810
4,576	Navigators Group, Inc.*	294,008
9,685	NBT Bancorp, Inc.	232,537
23,556	Northwest Bancshares, Inc.	297,041
12,160	OFG Bancorp	193,344
14,770	Old National Bancorp	193,339
14,786	Old Republic International Corporation	226,965
20,396	Oritani Financial Corporation	305,940
3,464	PartnerRe Ltd	386,894
22,076	People’s United Financial, Inc.	330,036
3,250	Piper Jaffray Companies*	173,420
2,598	PNC Financial Services Group, Inc.	220,181

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
11,555	Provident Financial Services, Inc.	$196,551
14,733	Regions Financial Corporation	149,540
3,024	Reinsurance Group of America, Inc.	250,932
4,359	Renaissance Holdings Ltd	446,318
6,107	Safety Insurance Group, Inc.	337,106
10,532	Selective Insurance Group, Inc.	252,452
23,158	SLM Corporation	205,180
10,267	St. Joe Company*	222,383
4,251	SunTrust Banks, Inc.	161,878
15,923	Susquehanna Bancshares, Inc.	164,325
9,789	Symetra Financial Corporation	238,264
26,878	TCP Capital Corporation	473,859
4,468	The Hanover Insurance Group, Inc.	283,495
3,593	The Travelers Companies, Inc.	340,293
8,520	Trustmark Corporation	202,222
10,970	Umpqua Holdings Corporation	191,646
8,309	United Fire Group, Inc.	243,620
9,882	Validus Holdings Ltd	386,485
28,013	Valley National Bancorp	280,130
7,619	W.R. Berkley Corporation	368,379
5,342	Webster Financial Corporation	157,589
6,519	WesBanco, Inc.	202,415
7,081	XL Group PLC	242,029
5,306	Zions Bancorporation	154,617
		22,892,587

	Health Care – 11.5%
12,758	Abbott Laboratories	538,898
7,770	AbbVie, Inc.	429,526
3,703	Aetna, Inc.	304,127
3,375	Agilent Technologies, Inc.	192,915
11,263	Amedisys, Inc.*	235,622
4,772	Amgen, Inc.	665,121
12,567	AMN Healthcare Services, Inc.*	190,013
4,964	Amsurg Corporation*	267,014
4,671	Analogic Corporation	337,246

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
3,503	Becton Dickinson & Company	$410,447
8,491	Bio-Reference Laboratories, Inc.*	246,664
10,561	Bristol Myers Squibb Company	534,915
4,974	Cardinal Health, Inc.	366,584
5,592	Catamaran Corporation*	263,495
3,653	Chemed Corporation	385,793
3,575	Computer Programs & Systems, Inc.	219,648
5,849	CONMED Corporation	231,035
4,637	Covidien PLC	402,631
2,199	CR Bard, Inc.	326,420
5,477	Davita Healthcare Partners, Inc.*	409,022
9,838	Eli Lilly & Company	625,303
6,398	Express Scripts Holding Company*	473,004
7,485	Hanger, Inc.*	167,664
4,792	Health Net, Inc.*	226,182
4,680	HEALTHSOUTH Corporation	184,345
4,522	Hill-Rom Holdings, Inc.	198,109
2,843	Humana, Inc.	366,008
9,556	ICU Medical, Inc.*	598,110
7,139	Johnson & Johnson	740,528
6,584	Kindred Healthcare, Inc.	135,960
4,212	Laboratory Corporation of America Holdings*	451,653
3,468	Lifepoint Hospitals, Inc.*	259,406
7,779	Magellan Health Services, Inc.*	434,535
1	Mallinckrodt PLC*	52
8,369	MedAssets, Inc.*	192,487
13,750	Merck & Company, Inc.	826,512
13,873	Meridian Bioscience, Inc.	271,495
4,821	Molina Healthcare, Inc.*	230,637
8,592	Myriad Genetics, Inc.*	310,944
4,671	Omnicare, Inc.	297,870
9,459	Omnicell, Inc.*	266,271
8,057	Owens & Minor, Inc.	277,161
10,369	Patterson Companies, Inc.	417,560
38,295	PDL BioPharma, Inc.	386,397
23,418	Pfizer, Inc.	688,255

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
8,593	PharMerica Corporation*	$213,880
7,389	Providence Service Corporation*	336,421
17,511	Quality Systems, Inc.	274,222
8,125	Quest Diagnostics, Inc.	513,581
5,722	ResMed, Inc.	303,552
14,342	Select Medical Holdings Corporation	201,075
3,482	St Jude Medical, Inc.	228,384
4,836	Steris Corporation	272,218
3,438	Stryker Corporation	286,420
7,982	The Ensign Group, Inc.	279,370
8,610	Thoratec Corporation*	215,250
2,939	United Therapeutics Corporation*	346,302
4,431	UnitedHealth Group, Inc.	384,079
3,373	WellPoint, Inc.	392,988
7,546	West Pharmaceutical Services, Inc.	327,723
3,149	Zimmer Holdings, Inc.	312,727
		20,871,776
	Industrials – 10.7%
7,289	AAR Corporation	201,905
10,482	ABM Industries, Inc.	278,821
29,005	ACCO Brands Corporation*	224,209
5,915	AECOM Technology Corporation*	223,824
8,052	Aegion Corporation*	198,562
4,024	AGCO Corporation	196,532
4,415	Alaska Air Group, Inc.	204,591
3,103	Alliant Techsystems, Inc.	390,978
4,478	Applied Industrial Technologies, Inc.	218,123
6,845	Argan, Inc.	274,142
22,692	Blount International, Inc.*	362,618
10,463	Brady Corporation	278,525
11,064	Briggs & Stratton Corporation	222,829
8,357	Brinks Company	228,815
2,522	Caterpillar, Inc.	275,075
11,356	Comfort Systems USA, Inc.	172,611
4,117	Con-way, Inc.	210,996

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
25,911	Covanta Holding Corporation	$543,872
7,802	CSX Corporation	241,160
3,494	Deere & Company	293,810
3,329	Deluxe Corporation	198,242
2,535	Dover Corporation	222,750
3,158	Dun & Bradstreet Corporation	370,686
5,569	Dycom Industries, Inc.*	173,808
4,870	EMCOR Group, Inc.	210,384
7,463	Engility Holdings, Inc.*	262,250
1,724	FedEx Corporation	254,945
2,561	Fluor Corporation	189,232
7,496	General Cable Corporation	160,939
2,841	General Dynamics Corporation	350,153
15,396	Griffon Corporation	191,988
7,453	Harsco Corporation	180,363
14,266	Hawaiian Holdings, Inc.*	222,550
9,128	Hillenbrand, Inc.	305,240
4,593	HNI Corporation	174,121
2,047	Hyster Yale Materials Handling, Inc.	157,803
8,688	ICF International, Inc.*	293,481
8,647	Insperity, Inc.	255,173
5,802	Kaman Corporation	235,909
8,361	KBR, Inc.	184,109
10,722	Kelly Services, Inc.	179,165
13,175	Kimball International, Inc.	209,219
5,182	Korn/Ferry International*	156,755
2,394	Lockheed Martin Corporation	416,556
2,313	ManpowerGroup, Inc.	179,443
13,050	Marten Transport Ltd	258,390
6,937	Matson, Inc.	187,230
7,161	McGrath Rentcorp	264,957
6,552	Miller Herman, Inc.	194,725
9,175	MYR Group, Inc.*	214,512
13,388	Navigant Consulting, Inc.*	218,091
2,439	Northrop Grumman Corporation	310,290
3,572	Oshkosh Corporation	177,457

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
47,052	Performant Financial Corporation*	$452,640
9,493	Quad/Graphics, Inc.	212,738
9,939	Quanex Building Products Corporation	179,498
4,591	Raytheon Company	442,297
3,389	Regal Beloit Corporation	240,856
22,310	Republic Airways Holdings, Inc.*	226,447
11,228	Republic Services, Inc.	441,597
14,434	Resources Connection, Inc.	220,985
19,841	SkyWest, Inc.	177,974
8,233	Southwest Airlines Company	263,538
6,542	Spirit Aerosystems Holdings, Inc.*	250,886
11,835	Steelcase, Inc.	185,810
4,864	Textron, Inc.	184,832
9,051	The ADT Corporation	333,620
8,731	The Babcock & Wilcox Company	253,636
3,891	Timken Company	176,223
3,308	Trinity Industries, Inc.	160,041
5,176	Tutor Perini Corporation*	154,659
2,622	UniFirst Corporation	254,203
5,765	United Stationers, Inc.	234,347
4,664	Universal Forest Products, Inc.	220,840
4,473	URS Corporation	270,974
1,725	Valmont Industries, Inc.	242,794
7,868	Wabash National Corporation*	111,254
9,098	Waste Management, Inc.	427,333
13,579	Werner Enterprises, Inc.	338,117
		19,461,053
	Information Technology – 18.4%
6,630	Accenture PLC	537,428
31,793	Activision Blizzard, Inc.	748,407
15,722	ADTRAN, Inc.	362,864
15,720	Advanced Energy Industries, Inc.*	302,610
17,242	Amdocs Ltd	812,098
2,785	Anixter International, Inc.	248,506
13,699	AOL, Inc.*	592,071

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
3,759	Arrow Electronics, Inc.*	$233,998
5,596	Avnet, Inc.	249,078
30,377	AVX Corporation	418,595
10,806	Benchmark Electronics, Inc.*	266,152
41,568	Blucora, Inc.*	647,629
9,718	Broadcom Corporation	382,695
13,831	Broadridge Financial Solutions, Inc.	588,371
37,544	Brocade Communications Systems, Inc.	396,089
22,886	Brooks Automation, Inc.	259,527
6,433	CACI International, Inc.*	463,948
18,120	Checkpoint Systems, Inc.*	250,962
8,400	Cirrus Logic, Inc.*	203,112
20,377	Cisco Systems, Inc.	509,221
7,232	Computer Sciences Corporation	432,401
44,071	Compuware Corporation	412,064
12,971	Comtech Telecommunications Corporation	493,417
18,095	Convergys Corporation	347,424
16,371	Corning, Inc.	341,499
21,661	CSG Systems International, Inc.	600,443
13,531	CTS Corporation	239,905
5,791	DST Systems, Inc.	537,463
6,415	Echostar Corporation*	323,508
12,421	EMC Corporation	366,792
16,502	EnerNoc, Inc.*	324,099
13,269	Fairchild Semiconductor International*	232,871
9,373	Fidelity National Information Services, Inc.	531,918
3,736	First Solar, Inc.*	260,325
44,358	Harmonic, Inc.*	291,432
4,920	Harris Corporation	351,239
13,324	Hewlett-Packard Company	506,312
6,732	IAC/InterActiveCorp	468,480
12,609	Ingram Micro, Inc.*	363,517
7,494	Insight Enterprises, Inc.*	196,643
19,223	Intel Corporation	671,267
6,214	InterDigital, Inc.	275,715
8,541	International Rectifier Corporation*	336,515

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
20,096	Intersil Corporation	$302,344
7,141	Intuit, Inc.	593,988
10,213	Itron, Inc.*	431,193
27,294	Ixia*	262,568
12,309	Jabil Circuit, Inc.	265,628
4,002	KLA-Tencor Corporation	305,833
16,656	Kulicke and Soffa Industries, Inc.*	244,677
30,969	Lattice Semiconductor Corporation*	232,577
6,524	Lexmark International, Inc.	329,853
13,246	ManTech International Corporation	383,869
42,892	Marvell Technology Group Ltd	596,628
16,421	Mentor Graphics Corporation	358,142
19,482	Microsoft Corporation	885,067
34,613	Monster Worldwide, Inc.*	199,717
12,233	Motorola Solutions, Inc.	726,640
5,001	MTS Systems Corporation	355,471
10,544	NetApp, Inc.	444,535
6,916	Netgear, Inc.*	229,750
15,802	NeuStar, Inc.*	466,001
11,056	Newport Corporation*	208,627
26,226	NIC, Inc.	491,475
18,191	NVIDIA Corporation	353,815
10,309	OmniVision Technologies, Inc.*	279,477
30,499	ON Semiconductor Corporation*	297,670
10,706	Oracle Corporation	444,620
5,974	Plantronics, Inc.	285,139
18,889	Polycom, Inc.*	250,279
46,317	QLogic Corporation*	419,169
7,174	Sanmina Corporation*	168,446
7,864	ScanSource, Inc.*	303,236
3,100	Seagate Technology PLC	193,998
19,494	Sykes Enterprises, Inc.*	408,204
21,008	Symantec Corporation	510,074
18,590	Take-Two Interactive Software, Inc.*	437,051
4,681	TE Connectivity Ltd	293,405
5,103	Tech Data Corporation*	344,453

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
14,547	TeleTech Holdings, Inc.*	$390,587
7,872	Teradata Corporation*	359,514
26,086	Tessera Technologies, Inc.	771,363
25,378	TTM Technologies , Inc.*	194,142
2,575	Western Digital Corporation	265,251
28,961	Western Union Company	505,949
24,145	Xerox Corporation	333,442
		33,502,477
	Materials – 3.7%
3,902	A. Schulman, Inc.	151,515
2,794	Albemarle Corporation	177,643
1,720	Ashland, Inc.	184,418
4,962	Avery Dennison Corporation	238,821
2,274	Axiall Corporation	94,553
12,790	Bemis, Inc.	521,065
7,388	Cliffs Natural Resources, Inc.	111,337
9,101	Commercial Metals Company	157,265
6,035	Domtar Corporation	225,045
3,007	Dow Chemical Company	161,025
2,072	Eastman Chemical Company	170,878
4,003	Freeport-McMoRan Copper & Gold, Inc.	145,589
19,860	FutureFuel Corporation	276,451
5,405	Greif, Inc.	258,846
3,828	Huntsman Corporation	102,935
3,291	Innophos Holdings, Inc.	191,372
5,199	Koppers Holdings, Inc.	192,935
1,132	LyondellBasell Industries NV	129,444
10,855	Myers Industries, Inc.	213,952
3,236	Neenah Paper, Inc.	176,912
7,624	Olin Corporation	208,059
5,325	OM Group, Inc.	141,645
1,688	Quaker Chemical Corporation	131,664
2,282	Reliance Steel & Aluminum Company	159,557
16,625	Resolute Forest Products, Inc.*	285,784
6,093	Schnitzer Steel Industries, Inc.	168,715

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Materials (Continued)
9,274	Schweitzer-Mauduit International, Inc.	$397,298
9,727	Sonoco Products Company	400,363
6,274	Stepan Company	302,972
4,544	The Mosaic Company	217,021
5,717	The Scotts Miracle-Gro Company	330,042
8,342	Tredegar Corporation	173,597
		6,798,718
	Telecommunication Services – 2.2%
17,314	AT&T, Inc.	605,297
5,850	Atlantic Tele-Network, Inc.	343,044
15,233	CenturyLink, Inc.	624,401
61,174	Frontier Communications Corporation	415,983
34,908	Iridium Communications, Inc.*	328,135
23,698	Premiere Global Services, Inc.*	312,103
7,822	Shenandoah Telecommunications Company	216,044
13,920	Telephone & Data Systems, Inc.	366,653
14,364	Verizon Communications, Inc.	715,614
34,907	Vonage Holdings Corporation*	120,429
		4,047,703
	Utilities – 2.9%
4,350	AGL Resources, Inc.	231,898
4,872	Ameren Corporation	194,831
3,805	American Electric Power, Inc.	204,328
5,797	Avista Corporation	188,171
6,638	CMS Energy Corporation	202,725
9,682	Consolidated Edison, Inc.	560,491
2,468	DTE Energy Company	193,121
5,049	El Paso Electric Company	198,628
26,640	Exelon Corporation	890,309
3,975	New Jersey Resources Corporation	207,614
11,906	Northwest Natural Gas Company	541,247
3,406	Pinnacle West Capital Corporation	193,972
5,547	Portland General Electric Company	191,205
5,219	Public Service Enterprise Group, Inc.	195,138
10,417	Teco Energy, Inc.	188,548

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Utilities (Continued)
3,990	UGI Corporation	$211,390
4,991	UIL Holdings Corporation	185,915
4,276	Vectren Corporation	176,299
6,691	WGL Holdings, Inc.	290,992
		5,246,822
	TOTAL COMMON STOCKS
	(Cost $167,606,445)	173,498,819

REAL ESTATE INVESTMENT TRUSTS – 4.3%

	Financials – 4.3%
7,931	American Campus Communities, Inc.	313,354
16,791	American Capital Agency Corporation	397,107
20,659	American Capital Mortgage Investment Corporation	425,162
78,215	Anworth Mortgage Asset Company	405,936
21,981	Apollo Commercial Real Estate Finance, Inc.	369,720
25,206	Apollo Residential Mortgage, Inc.	424,721
84,987	Armour Residential REIT, Inc.	359,495
31,945	Capstead Mortgage Corporation	422,313
8,678	CBL & Associates Properties, Inc.	164,882
114,509	Chimera Investment Corporation	379,025
47,764	CYS Investments, Inc.	450,415
4,436	EPR Properties	252,453
12,780	Government Properties Income Trust	306,976
7,623	HCP, Inc.	330,305
19,222	Invesco Mortgage Capital, Inc.	338,692
38,209	Investors Real Estate Trust	325,923
12,044	Mack-Cali Realty Corporation	254,610
15,988	Medical Properties Trust, Inc.	225,271
18,053	PennyMac Mortgage Investment Trust	401,860
15,307	Piedmont Office Realty Trust, Inc.	298,333
15,292	RAIT Financial Trust	123,712
22,764	Retail Properties of America, Inc.	360,126
39,163	Two Harbors Investment Corporation	419,827
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $7,520,807)	7,750,218

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (Continued)

Shares	Security Description	Value

CLOSED-END FUNDS – 0.2%

	Financials – 0.2%
11,336	Triangle Capital Corporation	$311,513
	TOTAL CLOSED-END FUNDS
	(Cost $301,028)	311,513

SHORT-TERM INVESTMENTS – 0.1%

217,414	Short Term Investment Trust
	Liquid Assets Portfolio, 0.06% (a)	217,414
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $217,414)	217,414
	TOTAL INVESTMENTS – 99.9%
	(Cost $175,645,694)	181,777,964
	Other Assets in Excess of Liabilities – 0.1%	235,801
	NET ASSETS – 100.0%	$182,013,765

*	Non-income producing security.
(a)	Annualized seven-day yield as of August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2014

	Vident	Vident
	International	Core US
	Equity Fund	Equity Fund
ASSETS
Investments in Securities, at Value*	$775,960,618 +	$181,777,964
Cash	1,944	2,222
Foreign Currency*	1,191,442	—
Dividends and Interest Receivable	1,461,184	316,602
Securities Lending Income Receivable	14,306	—
Total Assets	778,629,494	182,096,788

LIABILITIES
Management Fees Payable	471,151	83,023
Collateral Received for Securities Loaned	20,059,927	—
Total Liabilities	20,531,078	83,023

NET ASSETS	$758,098,416	$182,013,765

NET ASSETS CONSIST OF:
Paid-in Capital	$714,926,151	$175,507,094
Undistributed Accumulated
Net Investment Income (Loss)	2,294,431	387,535
Accumulated Net Realized
Gain (Loss) on Investments	(23,988,486)	(13,134)
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	64,873,965	6,132,270
Foreign Currency and Translation of Other
Assets and Liabilities in Foreign Currency	(7,645)	—
Net Assets	$758,098,416	$182,013,765

* Identified Cost:
Investments in Securities	$711,086,653	$175,645,694
Foreign Currency	1,191,004	—

Net Asset Value (unlimited shares authorized):
Net Assets	$758,098,416	$182,013,765
Shares Outstanding^	29,500,000	6,800,000
Net Asset Value, Offering and
Redemption Price per Share	$25.70	$26.77

^	No Par Value
+	Includes securities on loan of $17,510,157 (Note 4)

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Period Ended August 31, 2014

	Vident	Vident
	International	Core US
	Equity Fund(1)	Equity Fund(2)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $1,944,072 and $318)	$16,689,235	$1,275,591
Securities Lending Income	133,297	—
Interest	392	337
Total Investment Income	16,822,924	1,275,928

Expenses:
Management Fees	3,782,395	322,007
Total Expenses	3,782,395	322,007
Net Investment Income	13,040,529	953,921

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(23,895,701)	815,369
Foreign Currency	(164,572)	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	64,873,965	6,132,270
Foreign Currency and Translation of Other
Assets and Liabilities in Foreign Currency	(7,645)	—
Net Realized and Unrealized
Gain (Loss) on Investments	40,806,047	6,947,639
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$53,846,576	$7,901,560

(1)	Fund commend operations on October 29, 2013. The information presented is for the period from October 29, 2013 to August 31, 2014.
(2)	Fund commend operations on January 21, 2014. The information presented is for the period from January 21, 2014 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2014*
OPERATIONS
Net Investment Income	$13,040,529
Net Realized Gain (Loss) on
Investments and Foreign Currency	(24,060,273)
Change in Unrealized Appreciation (Depreciation)
of Investments and Foreign Currency	64,866,320
Net Increase (Decrease) in
Net Assets Resulting from Operations	53,846,576

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(10,674,311)
Total Distributions to Shareholders	(10,674,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	714,780,000
Transaction Fees (Note 1)	146,151
Net Increase (Decrease) in Net Assets Derived
from Net Share in Outstanding Shares (a)	714,926,151
Net Increase (Decrease) in Net Assets	$758,098,416

NET ASSETS
Beginning of Period	$—
End of Period	$758,098,416
Undistributed Net Investment Income	$2,294,431

(a)	Summary of capital share transactions is as follows:

	Period Ended
	August 31, 2014
	Shares	Amount
Subscriptions	29,500,000	$714,780,000
Transaction Fees	—	146,151
	29,500,000	$714,926,151

*	Fund commenced operations on October 29, 2013. The information is for the period from October 29, 2013 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2014*
OPERATIONS
Net Investment Income	$953,921
Net Realized Gain (Loss) on Investments	815,369
Change in Unrealized Appreciation (Depreciation)
of Investments	6,132,270
Net Increase (Decrease) in
Net Assets Resulting from Operations	7,901,560

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(556,795)
Total Distributions to Shareholders	(556,795)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	231,181,000
Cost of Shares Redeemed	(56,512,000)
Net Increase (Decrease) in Net Assets Derived
from Net Share in Outstanding Shares (a)	174,669,000
Net Increase (Decrease) in Net Assets	$182,013,765

NET ASSETS
Beginning of Period	$—
End of Period	$182,013,765
Undistributed Net Investment Income	$387,535

(a)	Summary of capital share transactions is as follows:

	Period Ended
	August 31, 2014
	Shares	Amount
Subscriptions	9,000,000	$231,181,000
Redemptions	(2,200,000)	(56,512,000)
	6,800,000	$174,669,000

*	Fund commenced operations on January 21, 2014. The information presented is from January 21, 2014 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31, 2014(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.55
Total from Investment Operations	1.09

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.39)
Total Distributions	(0.39)

Net Asset Value, End of Period	$25.70

Total Return	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$758,098

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(4)
Net Investment Income (Loss) to Average Net Assets	2.59	%(4)
Portfolio Turnover Rate(5)	59	%(3)

(1)	Commencement of operations on October 29, 2013
(2)	Calculated based on average shares outstanding during the period
(3)	Not annualized
(4)	Annualized
(5)	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31, 2014(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.63
Total from Investment Operations	1.90

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)
Total Distributions	(0.13)

Net Asset Value, End of Period	$26.77

Total Return	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$182,014

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.55	%(4)
Net Investment Income (Loss) to Average Net Assets	1.62	%(4)
Portfolio Turnover Rate(5)	1	%(3)

(1)	Commencement of operations on January 21, 2014
(2)	Calculated based on average shares outstanding during the period
(3)	Not annualized
(4)	Annualized
(5)	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014

NOTE 1 – ORGANIZATION

Vident International Equity Fund and Vident Core US Equity Fund (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident International Equity Index and the Vident Core US Equity Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013 and Vident Core US Equity Fund commenced operations on January 21, 2014.

Shares of the Funds are listed and traded on NASDAQ. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for Vident International Equity Fund is $12,500 and Vident Core US Equity Fund is $1,000. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with cash transactions. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2014:
Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$726,456,300	$—	$—	$726,456,300
Government Agency
Repurchase Agreements	—	20,024,846	—	20,024,846
Exchange Traded Notes	15,483,220	—	—	15,483,220
Preferred Stocks	8,538,859	—	—	8,538,859
Real Estate
Investment Trusts	5,162,615	—	—	5,162,615
Short-Term Investments	259,697	—	—	259,697
Government Bond
Repurchase Agreements	—	35,081	—	35,081
Total Investments
in Securities	$755,900,691	$20,059,927	$—	$775,960,618

^ See Schedule of Investments for country breakouts.

Vident Core US Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$173,498,819	$—	$—	$173,498,819
Real Estate
Investment Trusts	7,750,218	—	—	7,750,218
Closed-End Funds	311,513
Short-Term Investments	217,414	—	—	217,414
Total Investments
in Securities	$181,777,964	$—	$—	$181,777,964

^ See Schedule of Investments for sector breakouts.
Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Funds recognized no transfers to or from Level 1, 2 or 3.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended August 31, 2014, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  During the period ended August 31, 2014, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2014, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Vident International Equity Fund	$(71,787)	$71,787	$—
Vident Core US Equity Fund	(9,591)	(828,503)	838,094

During the period ended August 31, 2014, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been  reclassified from accumulated net realized losses to paid-in capital.

Vident International Equity Fund	$—
Vident Core U.S. Equity Fund	835,231

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31, 2014, that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Advisers (for Vident International Equity Fund, Mellon Capital Management, LLC and for Vident Core US Equity Fund, Index Management Solutions, LLC), transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.75% and Vident Core US Equity Fund pays the Adviser 0.55% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian (the “sub-custodian”), and is affiliated with the Sub-Adviser Mellon Capital Management, LLC.

Certain officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Bank of New York Mellon. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 105% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of August 31, 2014, the Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. The cash collateral is invested by the Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Non-cash collateral received was in the form of long-term United States Government Obligations with a fair valuation of $1,173,545.

As of August 31, 2014, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities	Payable for
Securities on Loan	Collateral Received
$17,510,157	$20,059,927

The Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The fair value of the related collateral that the Fund received for repurchase agreements exceeded the fair value of the repurchase agreements at August 31, 2014. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of August 31, 2014.

The interest income earned by the Fund on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the period ended August 31, 2014, was $133,297.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2014, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Vident International Equity Fund	$473,635,947	$344,614,136
Vident Core US Equity Fund	53,846,474	607,703

For the period ended August 31, 2014, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Vident International Equity Fund	$585,258,033	$—
Vident Core US Equity Fund	175,491,310	52,957,945

There were no purchases or sales of U.S. Government securities during the period.

NOTE 6 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2014 were as follows:

	Vident International	Vident Core US
	Equity Fund	Equity Fund
Cost of investments	$711,314,822	$175,679,092
Gross tax unrealized appreciation	80,563,090	9,888,314
Gross tax unrealized depreciation	(15,917,294)	(3,789,442)
Net tax unrealized appreciation	64,645,796	6,098,872
Undistributed ordinary income	3,709,062	398,208
Undistributed long term gain	—	9,591
Total distributable earnings	3,709,062	407,799
Other accumulated (loss)	(25,182,593)	—
Total accumulated gain	$43,172,265	$6,506,671

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (Continued)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At August 31, 2014, the Funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Loss Deferral	Currency Loss Deferral
Vident International Equity Fund	$(23,760,244)	—
Vident Core US Equity Fund	—	—

At August 31, 2014, the Funds had the following capital loss carryforwards:

	Amount	Expires
Vident International Equity Fund	$(73)	Indefinite
Vident Core US Equity Fund	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended August 31, 2014 was as follows:

Ordinary Income
Vident International Equity Fund	$10,674,311
Vident Core US Equity Fund	$556,795

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident International Equity Fund
  and Vident Core US Equity Fund and
  Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund and Vident Core US Equity Fund (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for the period October 29, 2013 (commencement of operations) through August 31, 2014, for Vident International Equity Fund and for the period January 21, 2014 (commencement of operations) through August 31, 2014, for Vident Core US Equity Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
October 30, 2014

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT
AND BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 18, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Sub-Advisory Agreement (the “Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”), the Trust and Mellon Capital Management Corporation (“Mellon” or the “Sub-Adviser”) with respect to the Vident International Equity Fund (the “Fund”).

Prior to the Meeting, the Board, including each Trustee who is not a party to the Agreement or an “interested person” of any party thereto, as defined in the Investment Company Act of 1940 (collectively, the “Independent Trustees”), reviewed written materials from the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Sub-Adviser;

(ii) historical performance of the Fund; (iii) the Sub-Adviser’s cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Sub-Adviser; (iv) comparative fee and expense data for the Fund and similar accounts managed by the Sub-Adviser; (v) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund.

During the Meeting, a representative from the Sub-Adviser, along with other service providers of the Fund, presented additional information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Among other things, the representative from the Sub-Adviser provided an overview of its advisory business, including investment personnel and investment processes and discussed the services provided by the Sub-Adviser, which is responsible for executing purchase and sale transactions in the Fund. The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at or prior to the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with Mellon
Nature, Extent and Quality of Services Provided
The Board considered the scope of services provided under the Agreement, noting that Mellon provides investment management services to the Fund, as well as certain other series of the Trust. The Board noted the responsibilities that Mellon has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by Mellon, the Board considered reports of the Trust’s CCO with respect to Mellon’s compliance

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

program and Mellon’s experience providing investment management services to other ETFs. Mellon’s registration form (“Form ADV”) was provided to the Board, as was the response of Mellon to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also noted that an affiliate of the Sub-Adviser serves as the securities lending agent for the Fund and that such affiliate is separately compensated for providing such securities lending services.

Historical Performance
The Board considered information regarding the Fund’s performance as of June 30, 2014 and noted that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Sub-Adviser, the relevant performance of the Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses of 0.75%. The Board noted that for the since inception, year-to-date, 3-month and 1-month periods, the Fund trailed its underlying index by less than 1.00%, which the Board determined to be reasonable given the size and nature of the Fund’s portfolio. The Board also considered an attribution analysis prepared by the Sub-Adviser showing the geographic characteristics of the Fund relative to its underlying index.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fees paid by the Adviser to Mellon for its services to the Fund under the Agreement. The Board considered that the fees paid to Mellon were paid by the Adviser from the unified fee the Adviser received from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and Mellon. The Board also noted that the fees paid to Mellon with respect to the Fund were within the range of fees generally charged by Mellon to its other clients with an international equity index strategy. The Board concluded that the sub-advisory fees were reasonable.

The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account the Sub-Adviser’s profitability.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board noted, however, that the Adviser is responsible for compensating the Sub-Adviser and had previously determined that economies of scale are shared with Fund shareholders through the Fund’s unified fee arrangement with the Adviser.  The Board noted that it intends to monitor fees as the Fund grows in size and will continue to assess whether economies of scale are appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that Mellon’s fees are reasonable in light of the services Mellon provides to the Fund; and (c) approved the Agreement for an additional year.

VIDENT FUNDS

TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of
	Position	Office		Portfolios	Other
	Held	and		in Fund	Directorships
Name	with	Length		Complex	Held During
and Year	the	of Time	Principal Occupation(s)	Overseen by	Past Five
of Birth	Trust	Served	During Past Five Years	Trustee(1)	Years
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	6	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since 2014;	Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013); Vice
President, Marco Polo
Network (financial services
firm) (2009–2011).
Independent Trustees
Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	6	None
Born: 1947		term;	Partner specializing in
		since 2012	investment management,
PricewaterhouseCoopers LLP
(1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	6	Independent
Born: 1967		term;	Investment Strategist, Next		Trustee,
		since 2012	Generation Wealth		Managed
			Management, Inc.		Portfolio Series
			(since 2005).		(26 portfolios).

Leonard M.	Trustee	Indefinite	Retired; formerly Chief	6	Independent
Rush, CPA		term;	Financial Officer, Robert		Trustee,
Born: 1946		since 2012	W. Baird & Co. Incorporated (2000–2011).		Managed Portfolio Series
(26 portfolios);
Director,
Anchor
Bancorp
Wisconsin, Inc.
(2011–2013).

(1)
The Fund Complex includes the Trust and each other registered investment company for which the Adviser serves as investment adviser. The Fund does not hold itself out as related to any other investment company for investment purposes.

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Continued)

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment Management
	Chairman	Trustee	(2011–2013); Vice President, Marco Polo Network
		since 2014;	(financial services firm) (2009–2011).
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice U.S. Bancorp Fund Services, LLC (since 2008);
Born: 1979	and	term;	Manager, PricewaterhouseCoopers LLP
	Assistant	President,	(accounting firm) (2002–2008).
	Treasurer	President
and Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Barolsky, Esq.	President	term;	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	since 2014
	Secretary	(other roles
since 2013)

Michael R. McVoy	Chief	Indefinite	Executive Vice President and Chief Compliance Officer,
Born: 1957	Compliance	term;	USBFS (since 1986).
	Officer	since 2013

Kristen M.	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011); Manager,
Weitzel, CPA		term;	PricewaterhouseCoopers LLP (accounting firm)
Born: 1977		since 2014	(2005–2011).
(other roles
since 2013)

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

	Vident		Vident
	International		Core US
	Equity Fund		Equity Fund
	Period Ended		Period Ended
	August 31, 2014		August 31, 2014
	Number of	% of Total	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days	Trading Days	Trade Days

1.50% or more	8	3.5%	0	0.0%
1.25% to 1.499%	11	4.7%	0	0.0%
1.00% to 1.2499%	28	12.0%	0	0.0%
0.75% to 0.999%	45	19.4%	0	0.0%
0.50% to 0.749%	53	22.8%	4	2.3%
0.25% to 0.499%	50	21.6%	21	11.9%
0.00% to 0.249%	25	10.8%	116	65.9%
-0.001% to -0.249%	8	3.4%	32	18.2%
-0.25% to -0.499%	2	0.9%	3	1.7%
-0.50% to -0.749%	2	0.9%	0	0.0%
-0.75% to -0.999%	0	0.0%	0	0.0%
-1.00% to -1.2499%	0	0.0%	0	0.0%
-1.25% to -1.499%	0	0.0%	0	0.0%
-1.50% or more	0	0.0%	0	0.0%
	232	100.0%	176	100.0%

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended August 31, 2014 (Unaudited)

As a shareholder of Vident International Equity Fund and Vident Core US Equity Fund (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended August 31, 2014 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2014	August 31, 2014	During the Period^
Actual	$1,000	$1,082	$4.98
Hypothetical (5% annual	$1,000	$1,020	$4.84
return before expenses)

Vident Core US Equity Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2014	August 31, 2014	During the Period^
Actual	$1,000	$1,066	$3.91
Hypothetical (5% annual	$1,000	$1,021	$3.82
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended 8/31/14, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	70.43%
Vident Core US Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2014 was as follows:

Vident International Equity Fund	5.67%
Vident Core US Equity Fund	100.00%

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2014.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary
Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$18,671,152	$0.0559	99.29%
Vident Core U.S. Equity Fund	—	—	—%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

VIDENT FUNDS

PRIVACY POLICY
(Unaudited)

Each Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Advisers
Vident International Equity Fund	Vident Core US Equity Fund
Mellon Capital Management, LLC	Index Management Solutions, LLC
50 Fremont Street, Suite 3900	One Commerce Square
San Francisco, California 94105	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Atlanta, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC  20006-1806

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2014	FYE 8/31/2013
Audit Fees	$16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2014	FYE 8/31/2013
Audit Fees	$13,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2014	FYE 8/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Vident Core U.S. Equity Fund
	FYE 8/31/2014	FYE 8/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2014	FYE 8/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2014	FYE 8/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title        /s/Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     November 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title       /s/Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     November 8, 2014

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date     November 8, 2014

* Print the name and title of each signing officer under his or her signature.